UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (1,892)
Changes in operating assets and liabilities:
Accounts payable	724
Franchise tax payable	1,168
Cash Flows from Financing Activities:
Proceeds from note payable to related party	130,000
Offering costs paid	(113,890)
Net cash (used by) provided by financing activities	16,110
Net (decrease) increase in cash	16,110
Cash - end of the period	16,110
Supplemental disclosure of noncash financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000
Offering costs included in accrued expenses	$ 136,250